Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates

The exchange rates as of December 31, 2024 and June 30, 2024 and for the six months ended December 31, 2024 and 2023 are as follows:

	December 31,	June 30,	For the Six Months Ended December 31,
	2024	2024	2024	2023
Foreign currency	Balance Sheet	Balance Sheet	Profits/Loss	Profits/Loss
RMB:1USD	7.1884	7.1268	7.1373	7.1592

Schedule of Estimated Useful Lives	Estimated useful lives are as follows, taking into account the assets’ estimated residual value:
Category	Estimated useful lives
Office equipment	3 years
Furniture and fixtures	3 – 5 years

Schedule of Intangible Assets

Intangible assets consist primarily of the computer software. Intangible assets are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method.

Computer software	15 years

Schedule of Disaggregated Revenue

The following table summarized disaggregated revenues for the six months ended December 31, 2024 and 2023:

	For the six months ended December 31,
	2024	2023
	(Unaudited)	(Unaudited)
Digital promotion services	$13,650,715	$19,010,864
Risk-assessment services	3,337,798	6,015,914
Value-added services	298,952	4,257,440
Total	$17,287,465	$29,284,218